Note 13 - Share Option and Warrant Reserves - Share-based Payments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Included in fees, salaries and other employee benefits	$ 1,053	$ 2,049
Included in project investigation costs	18	82
Total expense recognized	1,838	3,102
Committee Bay mining property [member]
Statement Line Items [Line Items]
Expense included in exploration and evaluation expenditures	343	786
Homestake Ridge mining property [member]
Statement Line Items [Line Items]
Expense included in exploration and evaluation expenditures	149	25
Peruvian exploration projects [member]
Statement Line Items [Line Items]
Expense included in exploration and evaluation expenditures	$ 275	$ 160